Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Revenue	$ 77,849		$ 73,723		$ 69,943
Cost of revenue	20,249		17,530		15,577
Gross margin	57,600		56,193		54,366
Operating expenses:
Research and development	10,411		9,811		9,043
Sales and marketing	15,276		13,857		13,940
General and administrative	5,149		4,569		4,222
Goodwill impairment	0		6,193		0
Total operating expenses	30,836		34,430		27,205
Operating income	26,764		21,763		27,161
Other income	288		504		910
Income before income taxes	27,052		22,267		28,071
Provision for income taxes	5,189		5,289		4,921
Net income	$ 21,863	[1]	$ 16,978	[2]	$ 23,150
Earnings per share:
Basic	$ 2.61		$ 2.02		$ 2.73
Diluted	$ 2.58	[1]	$ 2.00	[2]	$ 2.69
Weighted average shares outstanding:
Basic	8,375		8,396		8,490
Diluted	8,470		8,506		8,593
Cash dividends declared per common share	$ 0.92		$ 0.80		$ 0.64

[1]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
[2]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.